Derivative Currency swap forward contract List (Details) - 12 months ended Dec. 31, 2020 - Currency forward contracts $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Apr. 10, 2014	Apr. 10, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 55,120
Contract Amount Receive | $		$ 52,000
Contract exchange rate	1,060	1,060
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Apr. 28, 2014	Apr. 28, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 50,784
Contract Amount Receive | $		$ 48,000
Contract exchange rate	1,058	1,058
Derivative Counterparty	Bank of America	Bank of America
Contract date	Apr. 29, 2014	Apr. 29, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 105,400
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,054	1,054
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	May 09, 2014	May 09, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 104,600
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,046	1,046
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 22, 2017	Dec. 22, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 105,079
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,050.79	1,050.79
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 104,849
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,048.49	1,048.49
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Nov. 25, 2020	Nov. 25, 2020
Matrurity date	Jan. 29, 2021	Jan. 29, 2021
Contract Amount Pay | ₩	₩ 895
Contract Amount Receive | $		$ 809
Contract exchange rate	1,106.5	1,106.5
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 28, 2020	Dec. 28, 2020
Matrurity date	Jan. 28, 2020	Jan. 28, 2020
Contract Amount Pay | ₩	₩ 53,371
Contract Amount Receive | $		$ 48,790
Contract exchange rate	1,093.88	1,093.88
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 29, 2020	Dec. 29, 2020
Matrurity date	Jan. 25, 2021	Jan. 25, 2021
Contract Amount Pay | ₩	₩ 27,776
Contract Amount Receive | $		$ 25,379
Contract exchange rate	1,094.44	1,094.44
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Oct. 08, 2020	Oct. 08, 2020
Matrurity date	Jan. 04, 2021	Jan. 04, 2021
Contract Amount Pay | ₩	₩ 7,836
Contract Amount Receive | $		$ 6,771
Contract exchange rate	1,157.15	1,157.15
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Oct. 08, 2020	Oct. 08, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021
Contract Amount Pay | ₩	₩ 7,586
Contract Amount Receive | $		$ 6,552
Contract exchange rate	1,157.75	1,157.75
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Oct. 19, 2020	Oct. 19, 2020
Matrurity date	Jan. 18, 2021	Jan. 18, 2021
Contract Amount Pay | ₩	₩ 10,498
Contract Amount Receive | $		$ 9,188
Contract exchange rate	1,142.68	1,142.68
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Oct. 21, 2020	Oct. 21, 2020
Matrurity date	Jan. 19, 2021	Jan. 19, 2021
Contract Amount Pay | ₩	₩ 7,633
Contract Amount Receive | $		$ 6,717
Contract exchange rate	1,136.45	1,136.45
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Nov. 05, 2020	Nov. 05, 2020
Matrurity date	Feb. 02, 2021	Feb. 02, 2021
Contract Amount Pay | ₩	₩ 6,471
Contract Amount Receive | $		$ 5,729
Contract exchange rate	1,129.45	1,129.45
Derivative Counterparty	CCB	CCB
Contract date	Nov. 30, 2020	Nov. 30, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021
Contract Amount Pay | ₩	₩ 5,522
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,104.45	1,104.45
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 09, 2020	Dec. 09, 2020
Matrurity date	Jan. 14, 2021	Jan. 14, 2021
Contract Amount Pay | ₩	₩ 3,248
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,082.8	1,082.8
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 14, 2020	Dec. 14, 2020
Matrurity date	Jan. 20, 2021	Jan. 20, 2021
Contract Amount Pay | ₩	₩ 2,180
Contract Amount Receive | $		$ 2,000
Contract exchange rate	1,090.05	1,090.05
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 17, 2020	Dec. 17, 2020
Matrurity date	Jan. 25, 2021	Jan. 25, 2021
Contract Amount Pay | ₩	₩ 5,456
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,091.25	1,091.25
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 18, 2020	Dec. 18, 2020
Matrurity date	Jan. 28, 2021	Jan. 28, 2021
Contract Amount Pay | ₩	₩ 5,469
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,093.75	1,093.75
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 23, 2020	Dec. 23, 2020
Matrurity date	Feb. 02, 2021	Feb. 02, 2021
Contract Amount Pay | ₩	₩ 5,540
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,107.95	1,107.95
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 24, 2020	Dec. 24, 2020
Matrurity date	Feb. 08, 2021	Feb. 08, 2021
Contract Amount Pay | ₩	₩ 3,303
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,101.1	1,101.1
Derivative Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 24, 2020	Dec. 24, 2020
Matrurity date	Feb. 09, 2021	Feb. 09, 2021
Contract Amount Pay | ₩	₩ 5,504
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,100.8	1,100.8
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 28, 2020	Dec. 28, 2020
Matrurity date	Feb. 10, 2021	Feb. 10, 2021
Contract Amount Pay | ₩	₩ 3,296
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,098.5	1,098.5
Derivative Counterparty	Credit Agricole	Credit Agricole
Contract date	Dec. 28, 2020	Dec. 28, 2020
Matrurity date	Feb. 15, 2021	Feb. 15, 2021
Contract Amount Pay | ₩	₩ 3,284
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,094.55	1,094.55
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 29, 2020	Dec. 29, 2020
Matrurity date	Feb. 17, 2021	Feb. 17, 2021
Contract Amount Pay | ₩	₩ 6,572
Contract Amount Receive | $		$ 6,000
Contract exchange rate	1,095.3	1,095.3
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 30, 2020	Dec. 30, 2020
Matrurity date	Feb. 19, 2021	Feb. 19, 2021
Contract Amount Pay | ₩	₩ 5,436
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,087.16	1,087.16
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 15, 2020	Dec. 15, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021
Contract Amount Pay | ₩	₩ 1,092
Contract Amount Receive | $		$ 1,000
Contract exchange rate	1,092.1	1,092.1
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 23, 2020	Dec. 23, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021
Contract Amount Pay | ₩	₩ 3,881
Contract Amount Receive | $		$ 3,500
Contract exchange rate	1,108.85	1,108.85
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 24, 2020	Dec. 24, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021
Contract Amount Pay | ₩	₩ 3,306
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,101.95	1,101.95
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 24, 2020	Dec. 24, 2020
Matrurity date	Jan. 22, 2021	Jan. 22, 2021
Contract Amount Pay | ₩	₩ 1,651
Contract Amount Receive | $		$ 1,500
Contract exchange rate	1,100.8	1,100.8
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 29, 2020	Dec. 29, 2020
Matrurity date	Jan. 13, 2021	Jan. 13, 2021
Contract Amount Pay | ₩	₩ 14,210
Contract Amount Receive | $		$ 13,000
Contract exchange rate	1,093.1	1,093.1
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 29, 2020	Dec. 29, 2020
Matrurity date	Jan. 05, 2021	Jan. 05, 2021
Contract Amount Pay | ₩	₩ 6,791
Contract Amount Receive | $		$ 6,200
Contract exchange rate	1,095.35	1,095.35
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 30, 2020	Dec. 30, 2020
Matrurity date	Jan. 22, 2021	Jan. 22, 2021
Contract Amount Pay | ₩	₩ 9,249
Contract Amount Receive | $		$ 8,500
Contract exchange rate	1,088.1	1,088.1
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 29, 2020	Dec. 29, 2020
Matrurity date	Jan. 12, 2021	Jan. 12, 2021
Contract Amount Pay | ₩	₩ 4,380
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,095.05	1,095.05
Derivative Counterparty	BNP Paribas	BNP Paribas
Contract date	Dec. 30, 2020	Dec. 30, 2020
Matrurity date	Jan. 19, 2021	Jan. 19, 2021
Contract Amount Pay | ₩	₩ 4,351
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,087.8	1,087.8
Derivative Counterparty	Nova Scotia	Nova Scotia
Contract date	Sep. 18, 2020	Sep. 18, 2020
Matrurity date	Jan. 12, 2021	Jan. 12, 2021
Contract Amount Pay | ₩	₩ 46,700
Contract Amount Receive | $		$ 40,000
Contract exchange rate	1,167.45	1,167.45
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Sep. 18, 2020	Sep. 18, 2020
Matrurity date	Mar. 11, 2021	Mar. 11, 2021
Contract Amount Pay | ₩	₩ 15,177
Contract Amount Receive | $		$ 13,000
Contract exchange rate	1,167.45	1,167.45
Derivative Counterparty	HSBC	HSBC
Contract date	Sep. 18, 2020	Sep. 18, 2020
Matrurity date	Jun. 11, 2021	Jun. 11, 2021
Contract Amount Pay | ₩	₩ 31,506
Contract Amount Receive | $		$ 27,000
Contract exchange rate	1,166.9	1,166.9
Derivative Counterparty	HSBC	HSBC
Contract date	Oct. 19, 2020	Oct. 19, 2020
Matrurity date	Oct. 29, 2024	Oct. 29, 2024
Contract Amount Pay | ₩	₩ 140,913
Contract Amount Receive | $		$ 125,000
Contract exchange rate	1,127.3	1,127.3
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 03, 2020	Dec. 03, 2020
Matrurity date	Jan. 08, 2021	Jan. 08, 2021
Contract Amount Pay | ₩	₩ 1,461
Contract Amount Receive | $		$ 1,330
Contract exchange rate	1,098.7	1,098.7
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 04, 2020	Dec. 04, 2020
Matrurity date	Jan. 08, 2021	Jan. 08, 2021
Contract Amount Pay | ₩	₩ 9,775
Contract Amount Receive | $		$ 9,000
Contract exchange rate	1,086.15	1,086.15
Derivative Counterparty	Credit Agricole	Credit Agricole
Contract date	Dec. 10, 2020	Dec. 10, 2020
Matrurity date	Jan. 08, 2021	Jan. 08, 2021
Contract Amount Pay | ₩	₩ 3,915
Contract Amount Receive | $		$ 3,600
Contract exchange rate	1,087.45	1,087.45
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 17, 2020	Dec. 17, 2020
Matrurity date	Jan. 15, 2021	Jan. 15, 2021
Contract Amount Pay | ₩	₩ 4,044
Contract Amount Receive | $		$ 3,700
Contract exchange rate	1,093.1	1,093.1
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 23, 2020	Dec. 23, 2020
Matrurity date	Jan. 21, 2021	Jan. 21, 2021
Contract Amount Pay | ₩	₩ 3,321
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,107.15	1,107.15
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 24, 2020	Dec. 24, 2020
Matrurity date	Jan. 21, 2021	Jan. 21, 2021
Contract Amount Pay | ₩	₩ 5,504
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,100.7	1,100.7
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 28, 2020	Dec. 28, 2020
Matrurity date	Jan. 04, 2021	Jan. 04, 2021
Contract Amount Pay | ₩	₩ 19,076
Contract Amount Receive | $		$ 17,400
Contract exchange rate	1,096.3	1,096.3
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 28, 2020	Dec. 28, 2020
Matrurity date	Jan. 15, 2021	Jan. 15, 2021
Contract Amount Pay | ₩	₩ 6,577
Contract Amount Receive | $		$ 6,000
Contract exchange rate	1,096.2	1,096.2
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 28, 2020	Dec. 28, 2020
Matrurity date	Jan. 29, 2021	Jan. 29, 2021
Contract Amount Pay | ₩	₩ 9,870
Contract Amount Receive | $		$ 9,000
Contract exchange rate	1,096.7	1,096.7
Derivative Counterparty	Credit Agricole	Credit Agricole
Contract date	Dec. 30, 2020	Dec. 30, 2020
Matrurity date	Jan. 29, 2021	Jan. 29, 2021
Contract Amount Pay | ₩	₩ 4,915
Contract Amount Receive | $		$ 4,500
Contract exchange rate	1,092.3	1,092.3
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 30, 2020	Dec. 30, 2020
Matrurity date	Jan. 29, 2021	Jan. 29, 2021
Contract Amount Pay | ₩	₩ 4,344
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,086	1,086
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 30, 2020	Dec. 30, 2020
Matrurity date	Feb. 05, 2021	Feb. 05, 2021
Contract Amount Pay | ₩	₩ 8,691
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,086.4	1,086.4